Derivative financial instruments - Gold forwards narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Losses on change in fair value of derivatives	$ (1,580)	$ (412)
Gold Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Unrealized gains on change in fair value of derivatives		5,000
Losses on change in fair value of derivatives		$ 5,000